Summary of Significant Accounting Policies (Details)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Summary of Significant Accounting Policies [Line Items]
Allowances for credit losses
Inventory writing down	188,715	$ 188,715
Deferred contract costs
Customer advances	98,589			909,243	$ 187,913
Customer advances to be recognize	$ 98,589
Codm Description	Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision-making group, in deciding how to allocate resources and in assessing performance. The Company’s CODM is the Chief Executive Officer
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer
Reportable segment	1
Cash and cash equivalents	$ 4,071,690			$ 9,010,336
Equivalent amount	73,700		¥ 500,000
Recognized revenue	909,243	$ 187,913
Hong Kong [Member]
Summary of Significant Accounting Policies [Line Items]
Deposit amount	3,405,363
China [Member]
Summary of Significant Accounting Policies [Line Items]
Deposit amount	$ 405,603